Income/(Loss) Per Share - Schedule of Basic and Diluted Net Income/(Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) for the year	$ (46,041)	$ (63,415)	$ 5,207
Add: Accretion of Series A Preferred Shares		(1,293)	(2,540)
Income allocation to participating preferred shareholders			(296)
Net income/(loss) attributable to ordinary shareholders of the Company	$ (46,041)	$ (64,708)	$ 2,371
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net income/(loss) per share	285,979,036	259,852,204	232,178,037
Basic and diluted net income/(loss) per ordinary share	$ (0.16)	$ (0.25)	$ 0.01